Document and Entity Information	Mar. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 08, 2023
Entity File Number	1-4393
Entity Registrant Name	PUGET SOUND ENERGY, INC.
Entity Tax Identification Number	91-0374630
Entity Address, Address Line One	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004-5591
Entity Incorporation, State or Country Code	WA
City Area Code	425
Local Phone Number	454-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000081100